Other Operating Income/(Expenses) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating income expense [abstract]
Income from brazilian tax credits	$ 49	$ 44	$ 201
Income from interest on brazilian tax credits	$ 142	$ 168	$ 168	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.